Federated Government Income Trust
Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—94.2%
		Federal Home Loan Mortgage Corporation—20.8%
$9,225,753		2.500%, 4/1/2050	$9,608,671
2,897,227		3.000%, 5/1/2045	3,080,726
268,143		3.500%, 11/1/2025	283,538
864,352		3.500%, 8/1/2026	914,787
977,363		3.500%, 6/1/2032	1,048,781
2,033,501		3.500%, 5/1/2046	2,182,728
10,562,288		3.500%, 9/1/2047	11,274,680
1,861,885		3.500%, 10/1/2047	1,987,463
6,957,212		3.500%, 11/1/2047	7,448,194
14,807,131		3.500%, 3/1/2050	15,686,672
343,010		4.000%, 6/1/2049	365,278
333,487		4.500%, 3/1/2024	348,688
390,256		4.500%, 11/1/2039	430,732
534,611		4.500%, 5/1/2040	589,726
831,051		4.500%, 6/1/2040	916,725
177,638		4.500%, 9/1/2040	195,951
144,095		5.000%, 8/1/2023	150,027
37,985		5.500%, 12/1/2021	38,971
5,234		5.500%, 1/1/2022	5,385
4,762		5.500%, 1/1/2022	4,899
36,039		5.500%, 1/1/2022	36,975
669,508		5.500%, 5/1/2034	765,873
19,036		5.500%, 12/1/2035	21,974
153,079		5.500%, 3/1/2036	177,897
284,799		5.500%, 1/1/2038	331,236
124,890		5.500%, 3/1/2038	145,358
101,981		5.500%, 11/1/2038	119,108
102,768		5.500%, 1/1/2039	119,653
97,727		6.000%, 3/1/2038	116,671
19,115		6.500%, 9/1/2029	21,469
31,007		7.000%, 2/1/2031	36,401
34,721		7.000%, 10/1/2031	39,423
32,321		7.000%, 1/1/2032	37,829
37,212		7.000%, 3/1/2032	42,894
101,476		7.500%, 6/1/2027	115,076
15,334		7.500%, 8/1/2029	17,834
2,067		7.500%, 3/1/2030	2,435
4,634		7.500%, 1/1/2031	5,429
94,794		7.500%, 2/1/2031	111,221
		TOTAL	58,827,378
		Federal National Mortgage Association—36.2%
2,944,494		2.500%, 12/1/2049	3,066,706
2,477,417		3.000%, 6/1/2027	2,618,790
1,677,979		3.000%, 7/1/2027	1,773,732
1,217,414		3.000%, 6/1/2032	1,288,433

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$3,390,053		3.000%, 8/1/2032	$3,587,815
2,478,076		3.000%, 8/1/2045	2,635,027
3,135,319		3.000%, 8/1/2045	3,333,898
15,430,850		3.000%, 10/1/2046	16,461,224
9,926,533		3.000%, 3/1/2050	10,511,813
540,735		3.500%, 1/1/2026	571,780
5,934,614		3.500%, 12/1/2041	6,492,523
1,082,454		3.500%, 4/1/2042	1,183,538
403,864		3.500%, 9/1/2042	441,578
2,916,632		3.500%, 9/1/2042	3,188,999
391,803		3.500%, 9/1/2042	428,391
832,493		3.500%, 12/1/2042	909,454
9,879,679		3.500%, 3/1/2050	10,485,054
3,024,732		4.000%, 12/1/2031	3,264,585
2,369,071		4.000%, 12/1/2041	2,605,053
8,060,432		4.000%, 12/1/2041	8,923,781
2,301,102		4.000%, 6/1/2042	2,524,561
4,732,439		4.000%, 12/1/2042	5,245,244
1,940,977		4.500%, 9/1/2041	2,140,470
972,442		4.500%, 10/1/2041	1,068,742
2,257,980		4.500%, 11/1/2041	2,481,586
155,212		4.500%, 11/1/2041	171,165
125,270		5.000%, 10/1/2023	130,431
76,808		5.000%, 4/1/2024	80,547
1,060,133		5.000%, 1/1/2040	1,205,067
366,044		5.500%, 12/1/2035	422,472
17,423		6.000%, 2/1/2022	17,953
638,316		6.000%, 2/1/2033	738,233
30,127		6.000%, 5/1/2036	35,734
134,437		6.000%, 7/1/2036	160,589
378,854		6.000%, 1/1/2037	452,325
34,490		6.000%, 9/1/2037	41,097
56,209		6.000%, 9/1/2037	67,115
123,456		6.000%, 6/1/2038	147,284
88,784		6.000%, 8/1/2038	106,446
39,337		6.000%, 10/1/2038	47,002
2,014		6.500%, 12/1/2027	2,252
3,059		6.500%, 6/1/2029	3,490
8,994		6.500%, 7/1/2029	10,250
1,866		6.500%, 8/1/2029	2,117
7,844		6.500%, 8/1/2029	8,877
146,622		6.500%, 5/1/2032	168,803
35,554		6.500%, 12/1/2035	41,823
28,933		6.500%, 7/1/2037	34,497
351,240		6.500%, 8/1/2037	416,781
66,242		6.500%, 9/1/2037	78,979
1,186		7.000%, 7/1/2029	1,360
4,475		7.000%, 9/1/2029	4,694
162		7.000%, 10/1/2031	178

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$52,121		7.000%, 11/1/2031	$61,309
17,184		7.000%, 12/1/2031	20,091
47,027		7.000%, 12/1/2031	55,545
21,028		7.000%, 12/1/2031	24,296
6,542		7.000%, 1/1/2032	7,673
33,469		7.000%, 2/1/2032	39,611
18,626		7.500%, 7/1/2028	21,527
33,709		7.500%, 8/1/2031	39,539
60,210		8.000%, 12/1/2026	67,967
4,706		10.000%, 9/1/2021	4,839
2		10.000%, 11/1/2021	2
		TOTAL	102,172,737
		Government National Mortgage Association—16.9%
1,897,867		3.500%, 12/15/2040	2,051,276
4,052,010		3.500%, 9/15/2041	4,377,010
849,001		3.500%, 1/15/2042	915,240
1,864,733		3.500%, 2/15/2042	2,010,219
396,606		3.500%, 8/15/2042	428,169
2,809,366		3.500%, 8/20/2042	3,046,956
900,868		3.500%, 9/15/2042	970,309
3,014,993		4.000%, 3/15/2042	3,278,840
1,408,948		4.000%, 8/15/2042	1,532,248
630,128		4.000%, 12/15/2042	684,287
2,280,747		4.000%, 2/15/2043	2,491,743
1,153,904		4.000%, 2/15/2043	1,254,524
2,438,937		4.000%, 3/15/2043	2,664,567
684,919		4.000%, 3/15/2043	748,282
1,456,649		4.000%, 3/15/2043	1,583,667
1,099,260		4.000%, 3/15/2043	1,193,740
1,861,556		4.500%, 6/15/2040	2,067,907
2,621,056		4.500%, 8/15/2040	2,908,320
1,133,508		4.500%, 8/15/2040	1,257,739
1,584,345		4.500%, 11/15/2040	1,757,987
624,330		4.500%, 1/15/2042	691,585
634,109		5.000%, 10/15/2033	703,355
2,021,255		5.000%, 2/15/2040	2,279,852
1,020,485		5.000%, 9/15/2041	1,152,320
910,056		5.000%, 10/15/2041	1,026,487
186,754		5.500%, 4/15/2034	209,782
479,918		5.500%, 6/15/2034	541,743
54,277		6.000%, 1/15/2032	62,445
240,627		6.000%, 5/15/2036	280,677
5,847		6.500%, 5/15/2027	6,482
4,588		6.500%, 1/15/2029	5,197
12,551		6.500%, 1/15/2029	14,146
8,059		6.500%, 1/20/2029	9,031
4,556		6.500%, 2/15/2029	4,952
9,601		6.500%, 3/15/2029	10,846
9,591		6.500%, 3/15/2029	10,880

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,733		6.500%, 3/20/2029	$3,070
4,077		6.500%, 5/20/2029	4,589
9,218		6.500%, 7/20/2029	10,376
4,472		6.500%, 8/20/2029	5,044
1,914		6.500%, 10/20/2029	2,148
3,679		6.500%, 11/20/2029	4,173
2,847		6.500%, 10/20/2030	3,241
5,489		6.500%, 4/20/2031	6,272
2,671		6.500%, 5/20/2031	3,051
15,279		6.500%, 6/20/2031	17,469
5,334		6.500%, 7/15/2031	6,104
780		6.500%, 7/15/2031	899
4,273		6.500%, 7/20/2031	4,888
4,688		6.500%, 10/20/2031	5,368
3,814		6.500%, 11/20/2031	4,370
11,617		6.500%, 1/20/2032	13,297
174,936		6.500%, 10/20/2038	205,632
16,258		7.000%, 6/15/2026	17,934
5,896		7.000%, 6/15/2026	6,490
6,486		7.000%, 12/15/2026	7,124
8,432		7.000%, 6/15/2027	9,320
1,463		7.000%, 10/15/2027	1,630
6,199		7.000%, 11/15/2027	6,801
4,527		7.000%, 2/15/2028	5,039
13,629		7.000%, 4/15/2028	15,285
21,932		7.000%, 6/15/2028	24,726
3,298		7.000%, 6/15/2028	3,725
23,138		7.000%, 7/15/2028	25,995
9,556		7.000%, 7/15/2028	10,698
47,290		7.000%, 8/15/2028	53,703
8,712		7.000%, 8/15/2028	9,821
3,874		7.000%, 9/15/2028	4,367
1,113		7.000%, 9/15/2028	1,240
5,404		7.000%, 10/15/2028	6,097
16,701		7.000%, 10/15/2028	18,796
51,931		7.000%, 11/15/2028	59,154
3,373		7.000%, 11/15/2028	3,472
50,617		7.000%, 12/15/2028	56,346
13,916		7.000%, 12/15/2028	15,863
18,036		7.000%, 12/15/2028	20,299
15,107		7.000%, 12/15/2028	17,031
3,907		7.000%, 1/15/2029	4,443
5,191		7.000%, 1/15/2029	5,917
5,141		7.000%, 1/15/2029	5,776
3,026		7.000%, 1/15/2029	3,278
11,163		7.000%, 1/15/2029	12,724
2,509		7.000%, 1/15/2029	2,849
9,641		7.000%, 1/15/2029	10,896
13,687		7.000%, 1/15/2029	15,624

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$31,377		7.000%, 1/15/2029	$35,793
12,455		7.000%, 1/15/2029	14,122
2,125		7.000%, 1/15/2029	2,242
6,315		7.000%, 2/15/2029	6,958
2,881		7.000%, 2/15/2029	3,284
3,233		7.000%, 2/15/2029	3,345
6,755		7.000%, 2/15/2029	7,689
2,294		7.000%, 2/15/2029	2,603
10,400		7.000%, 2/15/2029	11,829
240		7.000%, 2/15/2029	270
124		7.000%, 2/15/2029	136
1,315		7.000%, 3/15/2029	1,482
3,219		7.000%, 3/15/2029	3,653
10,178		7.000%, 3/15/2029	11,330
1,094		7.000%, 3/15/2029	1,249
1,064		7.000%, 3/15/2029	1,215
1,707		7.000%, 3/15/2029	1,948
1,103		7.000%, 3/15/2029	1,257
51		7.000%, 3/15/2029	52
2,308		7.000%, 3/15/2029	2,607
10,114		7.000%, 4/15/2029	11,562
46,625		7.000%, 4/15/2029	53,109
9,720		7.000%, 4/15/2029	11,120
2,554		7.000%, 4/15/2029	2,909
2,074		7.000%, 4/15/2029	2,351
36		7.000%, 4/15/2029	41
5,364		7.000%, 4/15/2029	6,101
9,386		7.000%, 4/15/2029	10,526
6,831		7.000%, 4/15/2029	7,481
226		7.000%, 4/15/2029	258
3,143		7.000%, 5/15/2029	3,577
924		7.000%, 5/15/2029	1,051
2,377		7.000%, 5/15/2029	2,716
2,883		7.000%, 5/15/2029	3,301
2,912		7.000%, 5/15/2029	3,314
6,114		7.000%, 6/15/2029	6,980
2,778		7.000%, 6/15/2029	3,181
3,796		7.000%, 6/15/2029	4,307
302		7.000%, 6/15/2029	346
718		7.000%, 6/15/2029	822
10,956		7.000%, 6/15/2029	12,498
1,758		7.000%, 6/15/2029	2,013
850		7.000%, 6/15/2029	972
6,397		7.000%, 7/15/2029	7,287
2,146		7.000%, 7/15/2029	2,385
11,400		7.000%, 7/15/2029	13,032
57,232		7.000%, 7/15/2029	65,240
10,304		7.000%, 7/15/2029	11,804
1,115		7.000%, 7/15/2029	1,261

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,298		7.000%, 7/15/2029	$2,621
5,717		7.000%, 7/15/2029	6,549
2,700		7.000%, 7/15/2029	3,050
7,077		7.000%, 7/15/2029	8,073
992		7.000%, 8/15/2029	1,134
1,975		7.000%, 8/15/2029	2,266
2,251		7.000%, 8/15/2029	2,558
1,511		7.000%, 8/15/2029	1,734
10,193		7.000%, 8/15/2029	11,539
3,782		7.000%, 9/15/2029	4,302
12,791		7.000%, 9/15/2029	14,570
6,055		7.000%, 9/15/2029	6,950
4,691		7.000%, 9/15/2029	5,373
7,198		7.000%, 9/15/2029	8,241
1,983		7.000%, 11/15/2029	2,278
18,675		7.000%, 12/15/2029	21,272
4,302		7.000%, 12/15/2029	4,889
3,411		7.000%, 1/15/2030	3,924
19,868		7.000%, 1/15/2030	22,867
8,950		7.000%, 1/15/2030	9,754
5,712		7.000%, 1/15/2030	6,466
20,212		7.000%, 2/15/2030	22,748
12,121		7.000%, 2/15/2030	13,951
10,355		7.000%, 2/15/2030	11,926
52,992		7.000%, 2/15/2030	61,031
51,889		7.000%, 3/15/2030	59,404
21,456		7.000%, 3/15/2030	24,494
5,032		7.000%, 4/15/2030	5,504
3,363		7.000%, 4/15/2030	3,876
16,656		7.000%, 6/15/2030	19,155
5,237		7.000%, 6/15/2030	6,028
44,762		7.000%, 8/15/2030	51,585
7,392		7.000%, 8/15/2030	8,439
11,287		7.000%, 9/15/2030	12,528
14,418		7.000%, 10/15/2030	16,616
5,530		7.000%, 10/15/2030	6,056
3,696		7.000%, 11/15/2030	4,263
9,252		7.000%, 2/15/2031	10,670
110,282		7.000%, 2/15/2031	126,975
28,541		7.000%, 3/15/2031	32,898
4,105		7.000%, 3/15/2031	4,719
1,024		7.000%, 7/15/2031	1,177
430		7.000%, 9/15/2031	489
21,669		7.000%, 10/15/2031	25,071
9,820		7.000%, 11/15/2031	11,380
14,892		7.000%, 1/15/2032	17,129
8,712		7.000%, 4/15/2032	10,034
13,627		7.000%, 5/15/2032	15,716
729		7.000%, 11/15/2032	812

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$584		7.000%, 1/15/2033	$679
188,153		7.500%, 11/15/2027	212,503
170,089		7.500%, 11/15/2027	192,682
513		7.500%, 4/15/2029	587
4,948		7.500%, 7/15/2029	5,541
391		7.500%, 7/15/2029	449
9,417		7.500%, 8/15/2029	10,938
30,989		7.500%, 8/15/2029	35,438
8,330		7.500%, 8/15/2029	9,534
1,205		7.500%, 8/15/2029	1,399
24,573		7.500%, 8/15/2029	28,411
36,371		7.500%, 8/15/2029	42,278
688		7.500%, 8/15/2029	792
21,702		7.500%, 8/20/2029	25,004
4,713		7.500%, 9/15/2029	5,436
47,420		7.500%, 9/15/2029	54,467
27,118		7.500%, 10/15/2029	31,227
4,839		7.500%, 10/15/2029	5,616
3,255		7.500%, 10/15/2029	3,786
10,765		7.500%, 10/15/2029	12,183
6,706		7.500%, 12/15/2029	7,735
8,246		7.500%, 1/15/2030	9,503
13,855		7.500%, 3/20/2030	16,042
18,133		7.500%, 8/15/2030	20,881
23		7.500%, 10/15/2030	23
62,855		7.500%, 10/15/2030	70,311
13,086		7.500%, 10/15/2030	15,166
12,424		7.500%, 10/15/2030	14,509
9,224		7.500%, 11/20/2030	10,737
7,503		7.500%, 12/15/2030	8,767
7,487		7.500%, 1/15/2031	8,760
6,120		7.500%, 2/15/2031	7,152
22,793		7.500%, 4/20/2031	26,579
60,376		7.500%, 7/15/2031	70,130
1,640		7.500%, 9/15/2031	1,912
2,645		7.500%, 9/15/2031	2,713
16,554		7.500%, 10/15/2031	19,413
12,127		7.500%, 11/15/2031	14,245
12,482		7.500%, 12/15/2031	13,883
10,153		7.500%, 3/15/2032	11,820
7,786		7.500%, 5/15/2032	9,156
1,675		8.000%, 11/15/2023	1,783
56,464		8.000%, 11/15/2027	63,452
23,644		8.000%, 11/15/2027	26,483
9,653		8.000%, 5/15/2029	11,207
92,280		8.000%, 8/15/2029	106,902
70,694		8.000%, 11/15/2029	82,307
29,969		8.000%, 12/15/2029	34,916
534		8.000%, 12/15/2029	547

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,731		8.000%, 1/15/2030	$3,178
13,820		8.000%, 1/15/2030	16,124
2,977		8.000%, 1/15/2030	3,441
1,621		8.000%, 3/15/2030	1,707
12,307		8.000%, 4/15/2030	14,316
5,814		8.000%, 4/15/2030	6,731
430		8.000%, 4/15/2030	502
3,234		8.000%, 4/15/2030	3,773
6,656		8.000%, 4/15/2030	7,755
786		8.000%, 4/15/2030	913
2,061		8.000%, 5/15/2030	2,398
1,327		8.000%, 5/15/2030	1,540
8,305		8.000%, 5/15/2030	9,614
266		8.000%, 5/15/2030	305
4,802		8.000%, 5/15/2030	5,603
1,706		8.000%, 5/15/2030	1,957
8,270		8.000%, 6/15/2030	9,457
7,690		8.000%, 6/15/2030	8,902
9,102		8.000%, 6/15/2030	10,552
969		8.000%, 6/15/2030	1,132
1,279		8.000%, 6/15/2030	1,467
31,818		8.000%, 6/15/2030	37,054
65,545		8.000%, 6/15/2030	76,365
4,721		8.000%, 6/15/2030	5,461
2,538		8.000%, 7/15/2030	2,959
1,821		8.000%, 7/15/2030	1,954
45,377		8.000%, 7/15/2030	52,782
9,651		8.000%, 7/15/2030	11,240
5,492		8.000%, 7/15/2030	6,381
18,666		8.000%, 8/15/2032	22,029
21,914		8.500%, 6/15/2030	25,573
		TOTAL	47,814,106
	[2]	Uniform Mortgage-Backed Securities, TBA—20.3%
20,000,000		2.500%, 5/1/2050	20,824,212
34,500,000		3.000%, 5/1/2050	36,419,070
		TOTAL	57,243,282
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $257,829,564)	266,057,503
		COLLATERALIZED MORTGAGE OBLIGATIONS—18.6%
		Federal Home Loan Mortgage Corporation—9.4%
5,160,345	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3114, Class PF, 1.214% (1-month USLIBOR +0.400%), 2/15/2036	5,149,930
4,204,307	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3910, Class FB, 1.314% (1-month USLIBOR +0.500%), 8/15/2041	4,195,873
17,307,293	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 4863, Class F, 1.264% (1-month USLIBOR +0.450%), 3/15/2049	17,226,426
		TOTAL	26,572,229
		Federal National Mortgage Association—2.8%
1,330,424	[3,4]	Federal National Mortgage Association REMIC, Series 2007-84, Class FN, 0.987% (1-month USLIBOR +0.500%), 8/25/2037	1,328,100
6,586,541	[3,4]	Federal National Mortgage Association REMIC, Series 2018-95, Class FB, 0.887% (1-month USLIBOR +0.400%), 1/25/2049	6,548,782
		TOTAL	7,876,882

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—6.4%
$8,374,591	[3,4]	Government National Mortgage Association REMIC, Series 2016-116, Class DF, 1.118% (1-month USLIBOR +0.400%), 9/20/2046	$8,305,051
5,490,442	[3,4]	Government National Mortgage Association REMIC, Series 2019-10, Class FC, 1.168% (1-month USLIBOR +0.450%), 1/20/2049	5,479,232
4,278,590	[3,4]	Government National Mortgage Association REMIC, Series 2019-6, Class FJ, 1.118% (1-month USLIBOR +0.400%), 1/20/2049	4,262,395
		TOTAL	18,046,678
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $52,639,118)	52,495,789
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
		Agency Commercial Mortgage-Backed Securities—3.4%
5,995,327		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 5/25/2029	6,254,402
1,250,000		Federal Home Loan Mortgage Corp. REMIC, Series K107, Class A2, 1.639%, 2/25/2030	1,296,337
1,850,000		Federal National Mortgage Association REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	1,938,574
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,199,541)	9,489,313
		INVESTMENT COMPANY—15.0%
42,428,859	[4]	Federated Government Obligations Fund, Premier Shares, 0.22%[5] (IDENTIFIED COST $42,428,859)	42,428,859
		TOTAL INVESTMENT IN SECURITIES—131.2% (IDENTIFIED COST $362,097,082)	370,471,464
		OTHER ASSETS AND LIABILITIES - NET—(31.2)%[6]	(88,165,432)
		TOTAL NET ASSETS—100%	$282,306,032
At April 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[7]United States Treasury Notes 10-Year Short Futures	60	$8,343,750	June 2020	$(35,453)
[7]United States Treasury Notes 10-Year Ultra Short Futures	20	$3,140,625	June 2020	$(18,125)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(53,578)
The average notional value of short futures contracts held by the Fund throughout the period was $9,273,545. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2020	7,998,382
Purchases/Additions	50,782,605
Sales/Reductions	(16,352,128)
Balance of Shares Held 4/30/2020	42,428,859
Value	$42,428,859
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$23,771
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of April 30, 2020.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$266,057,503	$—	$266,057,503
Collateralized Mortgage Obligations	—	52,495,789	—	52,495,789
Commercial Mortgage-Backed Securities	—	9,489,313	—	9,489,313
Investment Company	42,428,859	—	—	42,428,859
TOTAL SECURITIES	$42,428,859	$328,042,605	$—	$370,471,464
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(53,578)	—	—	(53,578)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(53,578)	$—	$—	$(53,578)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit